Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, the Corporation is providing the following information about the relationship between executive compensation as reported in the Summary Compensation Table, “Compensation Actually Paid” ("CAP") as defined by the SEC, and certain financial performance of the Company. CAP is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year. For information concerning the Corporation’s pay for performance philosophy and how the Corporation aligns executive compensation with the Corporation’s performance, refer to the Compensation Discussion and Analysis beginning on Page 18.

Pay versus Performance Table

The following table reports the total compensation for the NEOs for the past three (3) fiscal years as shown in the Summary Compensation Table ("SCT"), the CAP to the PEO and, on average, to the other NEOs in accordance with SEC rules.  The table also provides information on the Corporation's Total Shareholder Return ("TSR") and the TSR of the selected peer group over the three-year period, the Corporation's Net Income, and the Corporation's ROAE which represents our Company Selected Measure ("CSM") per SEC rules.

Year	SCT Total for PEO (1)	CAP for PEO (2)	Average SCT Total for Non-PEO NEOs (1)	Average CAP for Non-PEO NEOs (2)	Year-end value of $100 invested on 12/31/2019		FCBC Net Income (MM)	FCBC ROAE (%)
					FCBC TSR (3)	Peer Group TSR (4)
2022	$970,489	$942,931	$756,509	$763,304	$122.88	$99.82	$46.66	11.04
2021	690,996	702,133	525,401	567,120	116.90	107.19	51.17	11.96
2020	867,481	726,805	636,693	565,591	72.83	77.43	35.93	8.54

(1)

Mr. William Stafford served as the PEO for all three (3) years covered in the table.  Messrs. Gary Mills, David Brown, Jason Belcher, and Ms. Sarah Harmon served as the Non-PEO NEOs for all three (3) years covered in the table.  The dollar amounts reported are total compensation in the Summary Compensation Table for the PEO and the average for Non-PEO NEOs for each reported fiscal year.

(2)

The dollar amounts reported represent "Compensation Actually Paid," as calculated in accordance with SEC rules for the PEO and the average for Non-PEO NEOs for each reported year.  These dollar amounts do not reflect actual amounts of compensation paid during the covered year, but reflect adjustments for (i) the year-end fair values of unvested equity awards granted in the current year, (ii) the year-over-year difference of year-end fair values for unvested awards granted in prior years, (iii) the fair values at vest date for awards granted and vested in the current year, and (iv) the difference between prior year-end fair values and vest date fair values for awards granted in prior years.  In addition, adjustments were made for the difference in pension values reported in the Summary Compensation Table and the current year service cost obtained from the Corporation's pension actuary.  The Corporation does not pay or accrue dividends or dividend equivalents on unvested equity grants; and, as such, reports no adjustments.

(3)

Reflects the cumulative total shareholder return of First Community Bankshares, Inc. over the three-year period.  The reporting is based on a theoretical $100 invested on the last day of 2019 and valued as of the last trading day of 2020, 2021, and 2022.  These calculated values were obtained from the S&P Cap IQ database.

(4)

Reflects the cumulative total shareholder return of the company’s Asset & Regional Peer Group, weighted according to the member companies’ market capitalization for each period for which the return is indicated.  This is the peer group used by FCBC for purposes of Item 201(e) of Regulation S-K in our Annual Report on Form 10K for the year ended December 31, 2022.  Calculated values in the table were obtained from the S&P Cap IQ database.

PEO Total Compensation Amount	$ 970,489	$ 690,996	$ 867,481
PEO Actually Paid Compensation Amount	$ 942,931	702,133	726,805
Adjustment To PEO Compensation, Footnote [Text Block]

Calculation of Compensation Actually Paid ("CPT")

To calculate the amounts in the CAP for the Corporation's PEO and Non-PEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for each covered year.

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$970,489	$756,509	$690,996	$525,401	$867,481	$636,693
Adjustments for Pension
Adjustment Summary Compensation Table Pension	(46,618)	(9,027)	(43,270)	(20,210)	(40,218)	(20,192)
Amount added for current year service cost	-	-	-	31,734	-	29,665
Amount added for prior service cost impacting current year	-	-	-	-	-	-
Total Adjustments for Pension	(46,618)	(9,027)	(43,270)	11,524	(40,218)	9,473
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(135,011)	(100,643)	(108,049)	(82,640)	(149,657)	(109,973)
Year-end fair value of unvested awards granted in the current year	163,635	121,981	97,254	74,372	87,248	51,911
Year-over-year difference of year-end fair values for unvested awards granted in prior years	9,779	7,369	41,511	24,698	(21,523)	(12,435)
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(19,344)	(12,885)	23,691	13,765	(16,525)	(10,078)
Forfeitures during current year equal to prior year-end fair value	-	-	-	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-	-	-
Total Adjustments for Equity Awards	19,060	15,822	54,407	30,195	(100,458)	(80,575)
Compensation Actually Paid (as calculated)	$942,931	$763,304	$702,133	$567,120	$726,805	$565,591

Non-PEO NEO Average Total Compensation Amount	$ 756,509	525,401	636,693
Non-PEO NEO Average Compensation Actually Paid Amount	$ 763,304	567,120	565,591
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Pay versus Performance Graphs

In accordance with SEC reporting rules, the Corporation has prepared the following graphs which overlay the following performance results with CAP:

●	Corporation and peer group TSR versus Compensation Actually Paid to the PEO and average for other NEOs for each covered year.

●	Corporation Net Income versus Compensation Actually Paid to the PEO and average for other NEOs for each covered year.

●	Corporation Return on Average Assets (ROAE) versus Compensation Actually Paid to the PEO and average for other NEOs for each covered year.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Performance Measures

As required by SEC rules, the following table identifies the three most important financial measures used by the CRC for making compensation decisions related to the 2022 NEOs. The Company-Selected Measure is denoted with an asterisk.

Financial Performance Measures
Return on Average Equity (ROAE) *
Return on Average Assets (ROAA)
Efficiency Ratio

Total Shareholder Return Amount	$ 122.88	116.90	72.83
Peer Group Total Shareholder Return Amount	99.82	107.19	77.43
Net Income (Loss)	$ 46,660	$ 51,170	$ 35,930
Company Selected Measure Amount	11.04	11.96	8.54
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Equity (ROAE) *
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets (ROAA)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (46,618)	$ (43,270)	$ (40,218)
NEO Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,027)	(20,210)	(20,192)
PEO Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	31,734	29,665
PEO Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(46,618)	(43,270)	(40,218)
NEO Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,027)	11,524	9,473
PEO Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(135,011)	(108,049)	(149,657)
NEO Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,643)	(82,640)	(109,973)
PEO Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	163,635	97,254	87,248
NEO Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	121,981	74,372	51,911
PEO Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,779	41,511	(21,523)
NEO Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,369	24,698	(12,435)
PEO Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,344)	23,691	(16,525)
NEO Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,885)	13,765	(10,078)
PEO Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,060	54,407	(100,458)
NEO Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,822	$ 30,195	$ (80,575)